COMMITMENTS AND CONTINGENCIES (Details) - USD ($)					1 Months Ended		12 Months Ended
	Dec. 27, 2024	Nov. 13, 2024	Oct. 02, 2024	Sep. 24, 2024	Jan. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024
COMMITMENTS AND CONTINGENCIES
Threshold ownership percentage for vendor				19.99%
Extinguishment of accounts payable and accrued expenses	$ 258,000	$ 170,000,000		$ 539,000
Amount payable under advisory agreement						$ 600,000	$ 0
Total cash payments						$ 75,000
Advisory agreement, total cash payments for the unpaid balance			$ 525,000
Advisory agreement, shares issued			125,000
Initial consideration of additional paid-in capital			$ 600,000				$ 3,960,397
Common stock fair value			$ 133,750						$ 133,750
Percentage of employer matching contribution							100.00%
Employees compensation percentage							3.00%
Contribution cost							$ 76,000	$ 77,000
Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of employee contribution							1.00%
Maximum
COMMITMENTS AND CONTINGENCIES
Percentage of employee contribution							100.00%
Employee Agreement Dispute
COMMITMENTS AND CONTINGENCIES
Share issued					26,087
Agreement unless the individual has revoked the agreement as permitted					7 days
Minimum reset price					$ 1.15
Threshold trading days prior to reset date					5 days
Reset date from the agreement					90 days
Extinguishment of Vendor Obligations
COMMITMENTS AND CONTINGENCIES
Conversion price	$ 1.25	$ 1.25		$ 2
Conversion of debt to shares	206,234	136,000	125,000	269,648